UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-22930

  USCF ETF Trust

(Exact name of registrant as specified in charter)

1850 Mt. Diablo Blvd., Suite 640

  Walnut Creek, CA 94596

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart Crumbaugh

1850 Mt. Diablo Blvd., Suite 640

  Walnut Creek, CA 94596

(Name and address of agent for service)

Registrant’s telephone number, including area code: 510-522-9600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

MADE IN SWITZERLAND
310736
1000 g

Semi-Annual Report | December 31, 2021

UMI

USCF Midstream Energy Income Fund

SDCI

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund

GLDX

USCF Gold Strategy Plus Income Fund

USCF ETF TRUST

DISCLOSURE OF FUND EXPENSES

As a shareholder of one or more of the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund, the USCF Midstream Energy Income Fund and the USCF Gold Strategy Plus Income Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of the USCF ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling your Fund shares, and (2) ongoing costs, which consists of a unitary management fee that covers all of the expenses of a Fund except for expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 until December 31, 2021.

Actual Return. The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commission paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses Paid During the Period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

2	Semi-Annual Report December 31, 2021

Fund	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Actual(a)	$1,000.00	$1,075.90	0.60%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
USCF Midstream Energy Income Fund
Actual(a)	$1,000.00	$1,006.10	0.85%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	0.85%	$4.33
USCF Gold Strategy Plus Income Fund
Actual(b)	$1,000.00	$1,024.00	0.45%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
(a)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days) in the most recent fiscal half- year, then divided by 365 (to reflect the one-half year period).
(b)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (59 days) that the Fund has been operational, then divided by 365.

3

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2021 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2021.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2021 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME High Grade Primary Aluminum Futures LA, January 2022 contracts	9	$593,520	Jan-22	$37,155	0.5%
LME Lead Futures LL, January 2022 contracts	10	569,762	Jan-22	12,175	0.2%
LME Tin Futures LT, January 2022 contracts	3	600,075	Jan-22	(9,600)	(0.1)%
LME Low Sulphur Gasoil Futures QS, February 2022 contracts	8	525,625	Feb-22	7,375	0.1%
LME Nickel Futures LN, February 2022 contracts	5	552,471	Feb-22	72,534	1.0%
LME Tin Futures LT, February 2022 contracts	3	591,515	Feb-22	(3,440)	(0.1)%
LME Zinc Futures LX, February 2022 contracts	7	566,698	Feb-22	56,740	0.8%
ICE Brent Crude Futures CO, April 2022 contracts	7	553,170	Feb-22	(11,720)	(0.2)%
LME Lead Futures LL, April 2022 contracts	9	515,282	Apr-22	2,668	0.0	%(a)
LME Nickel Futures LN, April 2022 contracts	5	601,998	Apr-22	20,457	0.3%
	66	5,670,116		184,344	2.5%
United States Contracts
NYMEX Natural Gas Futures NG, March 2022 contracts	14	504,804	Feb-22	(6,824)	(0.1)%
NYMEX RBOB Gasoline Futures RB, March 2022 contracts	6	568,428	Feb-22	(6,821)	(0.1)%

The accompanying notes are an integral part of the financial statements.

4	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2021 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	Total Total Net Assets
United States Contracts (continued)
ICE Cotton Futures CT, March 2022 contracts	10	553,280	Mar-22	9,720	0.1%
CBOT Soybean Meal Futures BO, March 2022 contracts	13	445,610	Mar-22	73,220	1.0%
NYMEX WTI Crude Oil Futures CL, April 2022 contracts	7	544,165	Mar-22	(23,015)	(0.3)%
COMEX Silver Futures SI, March 2022 contracts	5	575,175	Mar-22	8,625	0.1%
NYMEX NY Harbour ULSD Futures HO, May 2022 contracts	5	481,362	Apr-22	(4,935)	(0.1)%
ICE Sugar#11 Futures SB, May 2022 contracts	25	537,052	Apr-22	(16,252)	(0.2)%
	85	$4,209,876		$33,718	0.4%
Open Commodity Futures Contracts - Short(b)
Foreign Contracts
LME High Grade Primary Aluminum Futures LA, January 2022 contracts	9	(631,074)	Jan-22	399	0.0	%(a)
LME Lead Futures LL, January 2022 contracts	10	(578,900)	Jan-22	(3,037)	(0.0	)%(c)
LME Tin Futures LT, January 2022 contracts	3	(594,040)	Jan-22	3,565	0.0	%(a)
LME Nickel Futures LN, February 2022 contracts	5	(587,175)	Feb-22	(37,830)	(0.5)%
LME Zinc Futures LX, February 2022 contracts	1	(88,445)	Feb-22	(618)	(0.0	)%(c)
LME Nickel Futures LN, April 2022 contracts	1	(122,208)	Apr-22	(2,283)	(0.0	)%(c)
	29	(2,601,842)		(39,804)	(0.5)%
Total Open Commodity Futures Contracts(d)	180	$7,278,150		$178,258	2.4%

The accompanying notes are an integral part of the financial statements.

5

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
AT DECEMBER 31, 2021 (unaudited) (continued)

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Goldman Sachs Financial Square Government
Fund – Institutional Shares, 0.03%(e)	852,638	852,638	11.6%
RBC U.S. Government Money Market Fund – Institutional Shares, 0.03%(e)	4,662,326	4,662,326	63.2%
Total Money Market Funds (Cost $5,514,964)		$5,514,964	74.8%
Total Investments (Cost $5,514,964)		$5,693,222	77.2%
Other Assets in Excess of Liabilities		1,683,323	22.8%
Total Net Assets		$7,376,545	100.0%

(a)	Position represents less than 0.05%.
(b)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(c)	Position represents greater than (0.05)%.
(d)	Collateral amounted to $511,825 on open commodity futures contracts.
(e)	Reflects the 7-day yield at December 31, 2021.

Summary of Investments by Country^
United States	97.5%
United Kingdom	2.5
100.0%

^	As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2021 (unaudited)

Besides the following listed commodity futures contracts and written call options of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at December 31, 2021.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at December 31, 2021 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, February 2022 contracts	18	$3,218,880	Feb-22	$72,600	2.3%

The following written call options of the Fund’s wholly-owned subsidiary were open at December 31, 2021 (see Security Valuation in the Notes to Financial Statements):

	Number of Contracts	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $1,910 (Premiums received $6,072)	(18)	Feb-22	$(6,480)	(0.2)%

	Market Value	% of Total Net Assets
Total Investments (Cost $0)	$66,120	2 .1%
Other Assets in Excess of Liabilities	3,133,645	97.9%
Total Net Assets	$3,199,765	100 .0%

(a)	Collateral amounted to $72,600 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.

Summary of Investments by Country^
United States	100.0%

^	As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

7

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2021 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.0%
Pipelines	75.0%
Antero Midstream Corp.	2.1%	255,068	2,469,058
Cheniere Energy, Inc.	7.6%	89,298	9,056,603
DT Midstream, Inc.	2.9%	72,994	3,502,252
Enbridge, Inc.	8.9%	269,267	10,522,954
EnLink Midstream LLC(a)	2.5%	427,355	2,944,476
Equitrans Midstream Corp.	4.2%	480,382	4,967,150
Gibson Energy, Inc.	2.0%	131,585	2,335,539
Hess Midstream LP – Class A	1.9%	81,722	2,257,979
Keyera Corp.	2.9%	151,070	3,412,126
Kinder Morgan, Inc.	4.3%	318,084	5,044,812
ONEOK, Inc.	6.9%	138,851	8,158,885
Pembina Pipeline Corp.	4.2%	164,902	5,001,478
Plains GP Holdings LP – Class A(a)	3.9%	460,851	4,673,029
Targa Resources Corp.	10.6%	240,911	12,585,191
TC Energy Corp.	5.9%	150,470	7,002,874
Williams Cos., Inc. (The)	4.2%	191,705	4,991,998
			88,926,404
Total Common Stocks (Cost $79,565,004)	75.0%		88,926,404
Master Limited Partnerships	23.8%
Pipelines	23.8%
Crestwood Equity Partners LP	1.2%	52,337	1,443,978
DCP Midstream LP	1.6%	71,340	1,960,423
Energy Transfer LP	3.9%	566,510	4,662,378
Enterprise Products Partners LP	8.2%	443,275	9,734,319
Holly Energy Partners LP	0.4%	27,470	452,980
Magellan Midstream Partners LP	1.5%	37,114	1,723,574
MPLX LP	4.1%	165,312	4,891,582
Western Midstream Partners LP	2.9%	153,586	3,420,360
			28,289,594
Total Master Limited Partnerships (Cost $26,146,996)	23.8%		28,289,594
Money Market Funds	1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03% (Cost $1,257,024)	1.1%	1,257,024	1,257,024
Total Investments (Cost $106,969,024)	99.9%		118,473,022
Other Assets in Excess of Liabilities	0.1%		118,749
Total Net Assets	100.0%		$118,591,771

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT DECEMBER 31, 2021 (unaudited) (continued)

Summary of Investments by Country^
United States	76.1%
Canada	23.9
100.0%

Summary of Investments by Sector^
Energy	98.9%
Money Market Fund	1.1
100.0%

^	As a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

9

USCF ETF TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021 (unaudited)

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund
Assets:
Investments, at Market Value:
Cash and Cash Equivalents	$5,514,964	$—
Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	178,258	72,600
Cash	1,027,374	2,932,240
Receivables:
Deposit with broker for Commodity Futures Contracts	511,825	78,559
Variation margin on Commodity Futures Contracts	148,884	123,921
Dividends and Interest	150	123
Other Assets	676	—
Total Assets	7,382,131	3,207,443

Liabilities:
Written Call Options, at fair value	—	6,480
Payables:
Accrued Management Fees	5,586	1,198
Total Liabilities	5,586	7,678
Total Net Assets	$7,376,545	$3,199,765

Net Assets Consist of:
Capital Paid In	$7,984,622	$3,132,188
Total Distributable Earnings (Loss)	(608,077)	67,577
Total Net Assets	$7,376,545	$3,199,765

Net Asset Value Per Share:
Total Net Assets	$7,376,545	$3,199,765
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	400,000	125,000
Net Asset Value	$18.44	$25.60
Investments, at Cost	$5,514,964	$—
Written Call Options, Premiums received	$—	$6,072

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021 (unaudited)

Assets:
Investments, at Market Value	$118,473,022
Receivables:
Dividends	202,447
Interest	25
Total Assets	118,675,494

Liabilities:
Payables:
Accrued Management Fees	83,723
Total Liabilities	83,723
Total Net Assets	$118,591,771

Net Assets Consist of:
Capital Paid In	$107,861,197
Total Distributable Earnings (Loss)	10,730,574
Total Net Assets	$118,591,771

Net Asset Value Per Share:
Total Net Assets	$118,591,771
Shares of Beneficial Interest Outstanding (Unlimited Shares of $0.001 Par Value Authorized)	4,100,000
Net Asset Value	$28.92
Investments, at Cost	$106,969,024

The accompanying notes are an integral part of the financial statements.

11

USCF ETF TRUST
CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	USCF Gold Strategy Plus Income Fund*
Investment Income:
Interest Income	$919	$209
Total Investment Income	919	209

Expenses:
Management Fees	32,442	2,131
Total Expenses	32,442	2,131
Less Fees Waived (Note 4)	(8,110)	—
Net Expenses	24,332	2,131
Net Investment Income (Loss)	(23,413)	(1,922)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Commodity Futures Contracts(a)	684,740	(13,927)
Net Realized Gain (Loss) on Written Call Options	—	11,234
Net realized gain (loss)	684,740	(2,693)
Net Change in Unrealized Appreciation (Depreciation) on Commodity Futures Contracts	(79,402)	72,600
Net Change in Unrealized Appreciation (Depreciation) on Written Call Options	—	(408)
Net change in unrealized appreciation (depreciation)	(79,402)	72,192
Net Change in Realized and Unrealized Gain (Loss) on
Commodity Futures Contracts and Written Call Options	605,338	69,499
Net Increase (Decrease) in Net Assets Resulting from Operations	$581,925	$67,577

*	Inception Date, November 2, 2021.
(a)	Net of commissions of $2,899 and $147, respectively.

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021

Investment Income:
Dividend Income (less net foreign withholding tax $131,690)	$1,984,026
Total Investment Income	1,984,026

Expenses:
Management Fees	462,041
Total Expenses	462,041
Net Investment Income (Loss)	1,521,985

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(39,086)
Foreign currency translations	(10,515)
Net realized gain (loss)	(49,601)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,082,521)
Foreign currency translations	2,098
Net change in unrealized appreciation (depreciation)	(1,080,423)
Net Change in Realized and Unrealized Gain (Loss) on Investments	(1,130,024)
Net Increase (Decrease) in Net Assets Resulting from Operations	$391,961

The accompanying notes are an integral part of the financial statements.

13

USCF ETF TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund		USCF Gold Strategy Plus Income Fund
	For the Period Ended December 31, 2021 (unaudited)	For the Year Ended June 30, 2021	For the Period Ended December 31, 2021* (unaudited)
Operations:
Net Investment Income (Loss)	$(23,413)	$(21,757)	$(1,922)
Net Realized Gain (Loss)	684,740	1,248,514	(2,693)
Net Changes in Unrealized Appreciation (Depreciation)	(79,402)	246,824	72,192
Net Increase (Decrease) in Net Assets Resulting from Operations	581,925	1,473,581	67,577

Distributions to Shareholders from:
Net Investment Income	(1,425,792)	—	—
Total Distributions to Shareholders	(1,425,792)	—	—

Shareholder Transactions:
Proceeds from Shares Sold	—	4,112,517	3,132,188
Cost of Shares Redeemed	—	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	—	4,112,517	3,132,188
Net Increase (Decrease) in Net Assets	(843,867)	5,586,098	3,199,765

Net Assets:
Beginning of Period	8,220,412	2,634,314	—
End of Period	$7,376,545	$8,220,412	$3,199,765

Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	400,000	200,000	—
Shares Issued	—	200,000	125,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—	—
Shares Redeemed	—	—	—
Shares Outstanding, End of Period	400,000	400,000	125,000

*	Inception Date, November 2, 2021.

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended December 31, 2021 (unaudited)	For the Period Ended June 30, 2021*
Operations:
Net Investment Income (Loss)	$1,521,985	$575,489
Net Realized Gain (Loss)	(49,601)	72,407
Net Changes in Unrealized Appreciation (Depreciation)	(1,080,423)	12,586,534
Net Increase (Decrease) in Net Assets Resulting from Operations	391,961	13,234,430

Distributions to Shareholders from:
Net Investment Income	(2,311,801)	(584,016)
Return of Capital	—	(221,613)
Total Distributions to Shareholders	(2,311,801)	(805,629)
Shareholder Transactions:
Proceeds from Shares Sold	20,726,410	87,356,400
Cost of Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets from Shares Transactions	20,726,410	87,356,400
Net Increase (Decrease) in Net Assets	18,806,570	99,785,201
Net Assets:
Beginning of Period	99,785,201	—
End of Period	$118,591,771	$99,785,201
Changes in Shares Outstanding:
Shares Outstanding, Beginning of Period	3,400,000	—
Shares Issued	700,000	3,400,000
Shares Issued in Reinvestment of Dividends and Distributions	—	—
Shares Redeemed	—	—
Shares Outstanding, End of Period	4,100,000	3,400,000

*	Inception Date, March 23, 2021.

The accompanying notes are an integral part of the financial statements.

15

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING

THROUGHOUT THE PERIOD INDICATED:

	For the							For the
	Period Ended							Period
	December 31,							Ended
	2021		For the Year Ended June 30,					June 30,
	(Unaudited)		2021		2020		2019	2018*
Net Asset Value, Beginning of Period	$20.55		$13.17		$18.46		$21.94	$22.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.06)		(0.09)		0.12		0.26	0.02
Net Realized and Unrealized Gain (Loss)	1.51		7.47		(5.31)		(3.54)	(0.06)
Total Income (Loss) from Operations	1.45		7.38		(5.19)		(3.28)	(0.04)

Less Distributions From:
Net Investment Income (Loss)	(3.56)		—		(0.10)		(0.20)	(0.02)
Total Distributions	(3.56)		—		(0.10)		(0.20)	(0.02)
Net Assets Value, End of Period	$18.44		$20.55		$13.17		$18.46	$21.94

Total Return(b)	7.59%		56.04%		(28.20)%		(14.98)%	(0.17)%
Net Assets, End of Period (thousands)	$7,377		$8,220		$2,634		$3,691	$8,774
Ratios of Average Net Assets:
Gross Expenses	0.80	%(c)	0.80	%(d)	0.94	%(d)	0.80%	0.80	%(c)
Net Expenses	0.60	%(c)	0.60	%(d)	0.77	%(d)	0.80%	0.80	%(c)
Net Investment Income (Loss)	(0.58	)%(c)	(0.56)%		0.73%		1.27%	0.67	%(c)
Portfolio Turnover Rate(e)	0%		0%		0%		123%	19%

*	Inception Date, May 2, 2018.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Total Return reflects fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Past performance is no guarantee of future results.
(c)	Annualized.
(d)	Effective August 15, 2019, USCF Advisers, LLC (“the Adviser”) contractually agreed to waive 0.20% of its management fees. This waiver is in place through October 21, 2022.
(e)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report December 31, 2021

USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING

THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2021* (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	(0.02)
Net Realized and Unrealized Gain (Loss)	0.62
Total Income (Loss) from Operations	0.60

Net Assets Value, End of Period	$25.60

Total Return(b)	2.40%
Net Assets, End of Period (thousands)	$3,200
Ratios of Average Net Assets:
Expenses	0.45	%(c)
Net Investment Income (Loss)	(0.41	)%(c)
Portfolio Turnover Rate(d)	0%

*	Inception Date, November 2, 2021.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Past performance is no guarantee of future results.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

17

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING

THROUGHOUT THE PERIOD INDICATED:

	For the Period Ended December 31, 2021 (Unaudited)		For the Period Ended June 30, 2021*
Net Asset Value, Beginning of Period	$29.35		$24.29
Income (Loss) from Operations:
Net Investment Income (Loss)(a)	0.41		0.21
Net Realized and Unrealized Gain (Loss)	(0.22)		5.09
Total Income (Loss) from Operations	0.19		5.30

Less Distributions From:
Net Investment Income (Loss)	(0.62)		(0.18)
Return of Capital	—		(0.06)
Total Distributions	(0.62)		(0.24)
Net Assets Value, End of Period	$28.92		$29.35

Total Return(b)	0.61%		21.83%
Net Assets, End of Period (thousands)	$118,592		$99,785
Ratios of Average Net Assets:
Expenses	0.85	%(c)	0.85	%(c)
Net Investment Income (Loss)	2.80	%(c)	2.80	%(c)
Portfolio Turnover Rate(d)	10%		8%

*	Inception Date, March 23, 2021.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Past performance is no guarantee of future results.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report December 31, 2021

USCF ETF TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021(unaudited)

NOTE 1 – ORGANIZATION

The USCF ETFTrust (the“Trust”) was organized as a Delaware statutory trust in accordance with a Declaration of Trust dated November 6, 2013. The Declaration of Trust was amended and restated on June 16, 2014. The Trust is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of three investment portfolios, each of which is an exchange-traded fund (“ETF”): the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”), the USCF Midstream Energy Income Fund (“UMI”), and the USCF Gold Strategy Plus Income Fund (“GLDX”), (each a “Fund” and collectively, the “Funds”). SDCI commenced operations on May 2, 2018. Shares of SDCI were listed on the NYSE Arca Equity, Inc. (“NYSE Arca”) on May 3, 2018. UMI commenced operations on March 23, 2021. Shares of UMI were listed on NYSE Arca on March 24, 2021. GLDX commenced operations on November 2, 2021. Shares of GLDX were listed on the NYSE Arca on November 3, 2021. Other series or portfolios may be added to the Trust in the future. The Adviser serves as the investment adviser to each of the Funds, USCF Cayman Commodity 2, the wholly-owned subsidiary of SDCI, and USCF Cayman Commodity 4, the wholly-owned subsidiary of GLDX (each, a “Subsidiary”, and collectively, the “Subsidiaries”). The Adviser has been registered as an investment adviser with the Securities Exchange Commission (the “SEC”) since July 1, 2014 and is a wholly-owned subsidiary of Wainwright Holdings, Inc. SummerHaven Investment Management, LLC serves as the sub-adviser to GLDX and the Subsidiaries. Miller/Howard Investments, Inc. serves as the sub-adviser to UMI.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Funds are investment companies and follow the accounting and reporting guidance in FASB Topic 946.

19

Commodity Pools

Each of SDCI and GLDX and their respective Subsidiaries invest in commodity interests and are considered commodity pools, thereby subjecting SDCI, GLDX and the Subsidiaries to further regulation by the CFTC and the National Futures Association (“NFA”). The NFA is designated by the CFTC as a registered futures association and is the self-regulatory organization for the U.S. derivatives industry. SDCI, GLDX and the Subsidiaries operate in accordance with CFTC and NFA rules.

In connection with its role as investment adviser to SDCI, GLDX and the Subsidiaries, the Adviser has registered as a commodity pool operator (“CPO”) under the CEA. Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the CFTC and the NFA, including antifraud provisions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

Calculation of Net Asset Value

The Net Asset Value (“NAV”) of a Fund’s shares is calculated each day the national securities exchanges are open for trading. The NAV for SDCI is generally calculated at 2:30 p.m. Eastern Time. For UMI and GLDX, the NAV is calculated as of the close of regular trading on NYSE Arca, generally 4:00 p.m. Eastern Time. For each Fund, the time at which its NAV is calculated as described herein is it’s “NAV Calculation Time”. If regular trading on NYSE Arca closes earlier than a Fund’s NAV Calculation Time, such Fund’s NAV will be calculated as of that earlier time. NAV per share is calculated by dividing the Fund’s net assets by the number of the Fund’s outstanding shares.

In calculating its NAV, a Fund generally values its assets based on market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. Investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event, occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

20	Semi-Annual Report December 31, 2021

The value of the Funds’ assets that trade in markets outside the United States may fluctuate on days that foreign markets are open (which may include non-Business Days). As such, the value of the Funds’ investments may change on days when you will not be able to purchase or redeem the Funds’ shares.

Security Valuation

Securities

Investments by any Fund in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (“NYSE”). If on a particular day an exchange-listed security does not trade, then the mean between the closing bids and asked prices will be used. In the case of securities listed on more than one national securities exchange, the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded will be used. If there were no sales on that exchange, the last quoted sale on the other exchange will be used.

For securities held by any Fund that are traded on the NASDAQ, the NASDAQ Official Closing Price (e.g., the NASDAQ Closing Cross price, if available) is used. All non- NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a non-exchange listed security does not trade on a particular day, or if a last sales price or NASDAQ Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value determined in good faith by or under the direction of the Board of Trustees (the “Board”).

Security transactions are recorded on the dates the transactions are entered, which is the trade date.

Master Limited Partnerships

UMI may invest up to 25% of its total assets in certain master limited partnerships (“MLPs”). MLPs are a business venture that exists in the form of a publicly traded limited partnership.

21

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which the Fund has no control. The benefit that UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses.

An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.

Treasuries

The Funds may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by U.S. federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Money Market Instruments

The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis. The instruments in which the Funds may invest include: (1) short- term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by S&P Global, or, if unrated, of comparable quality as determined by the Adviser; and (4) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non- negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Physical Gold

GLDX invests in physical gold by acquiring COMEX Gold Warrants evidencing ownership of physical gold bars in a COMEX-approved depository. Although COMEX Gold Warrants are not directly tradeable, the Fund acquires them by purchasing COMEX gold futures contracts and accepting physical delivery to settle the futures contract. The Fund is able to sell its interests in COMEX Gold Warrants by selling COMEX gold futures contracts and delivering the warrants to physically settle the futures contract.

22	Semi-Annual Report December 31, 2021

COMEX Gold Warrants are linked to specific bars with identifiable and unique brands and serial numbers stored in an exchange-approved gold depository. GLDX does not custody physical gold and will not take possession of physical gold at any time.

Gold Call Options

GLDX follows a “buy-write” (also called a covered call) investment strategy in which it buys Gold Investments, and also writes (or sells) call options that are fully “covered” (or collateralized) by the Gold Investments. Generally, a call option on gold gives the holder the right, but not the obligation, to buy gold at a specific price, called the strike price, for a certain amount of time. If the market price of gold rises above the strike price before the option expires, the holder can make a profit by exercising the option to purchase the gold at the strike price and then selling the gold at the current market price. Accordingly, purchasers of the gold call options sold by the Fund will pay a premium for the right to exercise the option at the strike price on a future date, and the fund will earn money by retaining this premium.

Conversely, if the market price of gold falls and then remains below the strike price, the option holder would not make any profit by exercising the option, and the seller of the option will make a profit on the premium.

The Sub-Adviser to GLDX will cause GLDX to write options as part of its investment strategy to generate option premium profits for the Fund. The Fund does not intend to engage in options trading as a strategy, but rather intends to make a profit solely by retaining the premium received when the Fund issues the options.

GLDX will never sell call options on more than 100% of the notional amount of the Fund’s portfolio of Gold Investments, meaning that the fund will not utilize leverage.

Futures

A commodities futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

23

SDCI, GLDX and the Subsidiaries may purchase and sell commodity contracts in the form of forwards, futures, and options; may enter into foreign exchange contracts; may enter into swap agreements; may enter into other financial transactions; and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws. SDCI, GLDX and the Subsidiaries may also invest in other instruments related to commodities, including structured notes, and securities of commodities finance and operating companies. In the commodity futures market, there are often costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while SDCI, GLDX and the Subsidiaries are invested in futures with respect to that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for SDCI, GLDX and the Subsidiaries. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant (“FCM”) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

24	Semi-Annual Report December 31, 2021

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the FCM of the amount one would owe the other if the futures contract expired. In accordance with ASC 946-310-45, the variation margin is shown separately on the Consolidated Statement of Assets and Liabilities. In computing daily NAV, the Fund will mark to market its open futures positions. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, a Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange).

No secondary market for such contracts exists. Although a Fund may purchase futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most Futures Exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such situations, if the fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Fund. When a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in an account with the FCM.

25

When the Funds invest in Commodity-Linked Investments (including swaps), they may be required to segregate cash and/or liquid securities to the extent the fund’s obligations are not covered or otherwise offset. Generally, if a Fund does not cover its obligations to pay or deliver securities or other assets, the Fund will segregate cash or liquid securities in an amount at least equal to the current amount of the obligation. With respect to investments in futures contracts, the Fund will deposit initial margin and any applicable daily variation margin in addition to segregating cash or liquid securities sufficient to satisfy its obligation to purchase or provide securities or currencies, or to pay the amount owed at the contract’s expiration.

A summary of the open futures contracts as of December 31, 2021 is included in a table following SDCI and GLDX’s respective Schedule of Investments.

The following table summarize the value of SDCI and GLDX’s respective derivative instruments held as of December 31, 2021 presented by primary underlying risk exposure:

		Asset Derivatives		Liability Derivatives
		Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
SDCI	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$178,258	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$—

GLDX	Commodity Futures Contracts	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	72,600	Net Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	—

	Equity Contracts	Written Call Options, at Fair Value	—	Written Call Options, at Fair Value	6,480

*	Included cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Consolidated Schedule of Investments. Unsettled variation margin is disclosed separately within the Consolidated Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in SDCI and GLDX’s respective earnings during the period ended December 31, 2021 and the related location in the accompanying Consolidated Statement of Operations is summarized in the following tables by primary underlying risk exposure:

26	Semi-Annual Report December 31, 2021

The Effect of Derivative Instruments on the Consolidated Statement of Operations

	The Effect of Derivative Instruments on the Consolidated Statement of Operations		Period Ended December 31, 2021
Fund	Derivatives not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Gain (Loss) on Derivatives
SDCI	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts	$684,740

		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts		$(79,402)

GLDX	Open Commodity Futures Contracts	Net Realized Gain (Loss) on Commodity Futures Contracts		$(13,927)

		Net Change in Unrealized Appreciation (Depreciation) on Open Commodity Futures Contracts	$72,600

	Written Call Options	Net Realized Gain (Loss) on Written Call Options	$11,234

		Net Change in Unrealized Appreciation (Depreciation) on Written Call Options		$(408)

For the period ended December 31, 2021, the average monthly volume of derivatives for SDCI and GLDX were as follows:

Commodity Futures Contracts (Notional Value)
SDCI	$7,788,020
GLDX	3,218,880

Fair Value Measurement

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument or an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

27

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Call option contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at December 31, 2021 for the Funds, using the fair value hierarchy:

SDCI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Cash Equivalents:
United States Money Market Funds	$5,514,964	$5,514,964	$—	$—
Total Cash Equivalents, at fair value	$5,514,964	$5,514,964	$—	$—
Exchange-Traded Futures Contracts:
Foreign Contracts	—	—	—	—
United States Contracts	178,258	178,258	—	—
Total Exchange-Traded Futures Contracts	$178,258	$178,258	$—	$—
Total Investments, at fair value	$5,693,222	$5,693,222	$—	$—

UMI

Investments, at fair value	Total	Level 1	Level 2	Level 3
Common Stocks:
Pipelines	$88,926,404	$88,926,404	$—	$—
Master Limited Partnerships:
Pipelines	28,289,594	28,289,594	—	—
United States Money Market Funds	1,257,024	1,257,024	—	—
Total Investments, at fair value	$118,473,022	$118,473,022	$—	$—

28	Semi-Annual Report December 31, 2021

GLDX

Investments, at fair value	Total	Level 1	Level 2	Level 3
Written Call Options:
United States Contracts	$(6,480)	$(6,480)	$—	$—
Total Cash Equivalents, at fair value	$(6,480)	$(6,480)	$—	$—
Exchange-Traded Futures Contracts:
United States Contracts	72,600	72,600	—	—
Total Exchange-Traded Futures Contracts	$72,600	$72,600	$—	$—
Total Investments, at fair value	$66,120	$66,120	$—	$—

Income

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Funds. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Commodity futures contracts, forward contracts, physical commodities and related options are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized gains or losses on open contracts are reflected in the Consolidated Statement of Assets and Liabilities and represent the difference between the original contract amount and the market value (as determined by exchange settlement prices for futures contracts and related options and cash dealer prices at a predetermined time for forward contracts, physical commodities, and their related options) as of the last business day of the period or as of the last date of the consolidated financial statements. Changes in the unrealized gains or losses between periods are reflected in the Consolidated Statement of Operations.

UMI invests in MLPs which make distributions that are primarily attributable to return of capital. UMI records investment income and return of capital in the Consolidated Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

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Federal and Other Taxes

As of and during the period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds file income tax returns in the U.S. federal jurisdiction and Delaware.

The Funds follow ASC 740 “Income Taxes”, which requires that the financial statements effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements.

It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken with the 2021 tax returns. SDCI’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Dividends and Distributions

Each Fund intends to pay out dividends on a quarterly basis. Nonetheless, each Fund may not make a dividend payment every quarter. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income to the extent of a Fund’s current and accumulated earnings and profits. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by such Fund for one year or less generally result in short- term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of realized net long- term capital gains over realized net short-term capital losses) that are properly reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced maximum rates. Distributions of short-term capital gain will be taxable as ordinary income. Distributions of investment income properly reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at the same rates applicable to long-term capital gains, provided holding periods and other requirements are met by the Fund and the shareholder. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a non-taxable return of capital to the extent of a shareholder’s basis in the shares, and thereafter, as gain from the sale of shares. A shareholder’s basis in its shares will be reduced by the amount of any distribution treated as a non-taxable return of capital.

30	Semi-Annual Report December 31, 2021

In general, distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and, thus, were included in the price you paid for your shares).

Distributions (other than Capital Gain Dividends and dividends properly reported by us as interest-related dividends or short-term capital gain dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Trust (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. In addition, even if shareholders have provided appropriate certifications to the intermediary through which they hold shares, such withholding may apply if the intermediary is a foreign intermediary unless such foreign intermediary either enters into an agreement with the Internal Revenue Service regarding reporting or is located in a jurisdiction that has entered into an Intergovernmental Agreement with the Internal Revenue Service and such foreign intermediary is in compliance with the terms of such intergovernmental agreement and any enabling legislation or administrative actions.

Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3 – RISKS

The Funds’ risks include, but are not limited, to the following:

Cayman Subsidiary Risk

With respect to an investment in SDCI and GLDX, there is additional risk related to the Subsidiaries. A Subsidiary is an exempted company incorporated under the laws of the Cayman Islands and is a wholly-owned subsidiary of an individual fund. Through its Subsidiary, SDCI and GLDX are able to gain exposure to certain types of commodity-linked derivative instruments and satisfy regulated investment company (“RIC”) tax requirements. Each of SDCI and GLDX is the sole shareholder of its respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control its Subsidiary.

By investing in the Subsidiary, SDCI and GLDX will be indirectly exposed to the risks associated with its Subsidiary’s investments. Each of SDCI and GLDX may invest up to 25% of its total assets in its respective Subsidiary. The accompanying Consolidated Schedule of Investments and Consolidated Financial Statements include the positions and accounts of the applicable Subsidiary. All inter-fund balances and transactions, if any, have been eliminated in consolidation.

As of December 31, 2021, SDCI, GLDX and their respective Subsidiaries net assets were as follows:

Fund	Total Net Assets	Subsidiary Net Assets	% of Fund Represented by Subsidiary’s Net Assets
SDCI	$7,376,545	$1,437,929	19.5%
GLDX	3,199,765	592,063	18.5%

32	Semi-Annual Report December 31, 2021

Other Investment Companies Risk

Each Fund may invest in securities of other registered investment companies, including U.S. government money market funds, mutual funds and other ETFs. As a stockholder in an investment company, a Fund will bear its ratable share of that investment company’s expenses. The Fund will also indirectly bear the risks to which that investment company is subject.

As a matter of fundamental policy, each Fund may not purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this restriction does not limit the Fund’s investments in (i) securities or other instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (ii) securities of other investment companies. When determining compliance with this fundamental policy of the Fund, the Fund will consider the concentration of affiliated and unaffiliated underlying investment companies.

As of December 31, 2021, SDCI, GLDX and their respective Subsidiary invested the following percentages of its net assets in concentrations greater than 25% of other investment companies:

	Security Name	Market Value as of December 31, 2021	% of Fund Net Assets as of December 31, 2021
SDCI	RBC U.S. Government Money Market
	Fund – Institutional Shares, 0.03%	4,662,326	63.2%

Each Fund may redeem its investment from these holdings at any time if the Adviser determines that is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of these holdings. The financial statements of the above holdings can be found at the Securities and Exchange Commission’s website: www.sec.gov; and should be read in conjunction with the Funds’ financial statements.

Market Risk

The trading prices of equity securities fluctuate, sometimes rapidly and unpredictably, in response to a variety of factors. These factors include events impacting the entire market or a specific market segment. The market value of portfolio holdings can be volatile and change quickly. Each Fund’s NAV and market price, like market prices generally, may fluctuate significantly. As a result, an investor could lose money over short or long periods of time, including the possible loss of the entire principal amount of an investment.

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Liquidity Risk

Each Fund may not always be able to liquidate its investments at the desired price or time (or at all) or at prices approximating those at which the Funds currently value them. It may be difficult for the Funds to value illiquid holdings accurately. Unexpected market illiquidity may cause major losses at any time or from time to time.

Premium or Discount to NAV Risk

As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of a Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. A premium or discount to NAV may be reflected in the spread between “bid” and “ask” prices that are quoted during the course of a trading day. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares, or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Fluctuation of NAV Risk

The market prices of each Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for each Fund’s shares on NYSE Arca. The Adviser cannot predict whether each Fund’s shares will trade below, at, or above NAV.

Secondary Market Risk

Although each Fund’s shares are listed for trading on NYSE Arca and may be listed or traded on U.S. and non-U.S. stock exchanges other than NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

New Fund Risk

Since UMI and GLDX are new funds, there can be no assurance that they will grow to or maintain an economically viable size.

34	Semi-Annual Report December 31, 2021

Derivatives Risk

With respect to SDCI and GLDX, the value of a derivative instrument, such as their investments in Commodity Interests (as defined below), depends largely on (and is derived from) an underlying asset (or a reference rate or index). Derivative instruments such as cash-settled options, forward contracts, options on futures contracts, cleared swap contracts, swap contracts other than cleared swap contracts, and other options and swaps, collectively with the Component Futures Contracts, are called the “Commodity Interests”. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset of a derivative could result in SDCI and GLDX sustaining a loss that is substantially greater than the amount invested in the derivative, which may make their returns more volatile and increase the risk of loss. SDCI and GLDX may not be able to close out a derivative transaction at a favorable time or price. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact their ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for SDCI and GLDX than most other ETFs because the funds will implement their investment strategy primarily through investments in Commodity Interests, which are derivative instruments.

Commodities Risk

With respect to SDCI and GLDX, exposure to the commodities markets through investments in Commodity Interests may subject the funds to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Significant changes in the value of commodities may lead to volatility in SDCI and GLDX’s NAV and market price.

Commodities Tax Risk

SDCI and GLDX intend to qualify as a RIC under subchapter M of the Internal Revenue Code (the “Code”). If they qualify as a RIC and satisfy certain minimum distribution requirements, SDCI and GLDX will not be subject to fund-level U.S. federal income tax on income and gains that they timely distribute to shareholders. To qualify as a RIC, SDCI and GLDX must satisfy certain source-of-income requirements. As discussed above, SDCI and GLDX intend to gain exposure to the commodities market primarily through their investment in their respective Subsidiary. SDCI and GLDX believe based on current law that its taxable income from its Subsidiary will be qualifying income for purposes of the RIC source-of-income requirements. If the income of SDCI, GLDX and from each of their respective Subsidiaries is treated as non-qualifying income, SDCI and GLDX might fail to qualify as RICs and be subject to federal income tax at the fund level. Such adverse effects could also, among other consequences, limit SDCI and GLDX’s ability to pursue their respective investment strategy. SDCI and GLDX seek to manage their investments in their respective Subsidiary and in Commodity Interests as necessary to maintain their qualifications as RICs.

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Master Limited Partnership Tax Risk

UMI’s ability to meet its investment objective relies in part upon the level of taxable income it receives from the MLPs in which it invests, a factor over which UMI has no control. The benefit UMI derives from its investment in MLPs is largely dependent on their being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income at the applicable corporate tax rate. This would have the effect of reducing the amount of cash available for distribution by an MLP and could result in a significant reduction in the value of UMI’s investment. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by UMI to be taxed as dividend income to the extent of the MLP’s current or accumulated earnings and profits. To the extent a distribution received by UMI from an MLP is treated as a return of capital, UMI’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by UMI for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from an MLP may require UMI to restate the character of its distributions and amend any shareholder tax reporting previously issued.

Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or fixed income securities, which will cause the funds to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions.

COVID-19 Risk

As of the date these financial statements were issued, the outbreak of the novel coronavirus (“COVID-19”) continues to adversely impact global commercial activity, and has contributed to significant volatility in financial markets. The global impact of the outbreak and the international response thereto have been rapidly evolving due to the competing factors of the availability of vaccinations and the emergence of new variants. Many countries have reacted by instituting (and in some cases, lifting and reinstituting) quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19. Nevertheless, COVID-19 presents material uncertainty and risk with respect to the Funds and each Fund’s investments.

36	Semi-Annual Report December 31, 2021

NOTE 4 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement between the Trust and the Adviser. For SDCI and GLDX, the Adviser also serves as investment adviser to their respective Subsidiary pursuant to a separate investment advisory agreement. The Board approved and renewed the advisory agreements for SDCI and its Subsidiary most recently at a meeting held on September 16, 2021. For GLDX, the Board approved the advisory agreements for the Fund and its Subsidiary at a meeting held on May 5, 2021. The Board approved the advisory agreement for UMI on February 18, 2021. SummerHaven Investment Management, LLC serves as the sub-adviser to GLDX and each Subsidiary pursuant to a sub-advisory agreement. For the SDCI Subsidiary, the sub-advisory agreement was approved by the Board on May 7, 2020. For GLDX, the sub-advisory agreement for GLDX and the sub- advisory agreement for the Subsidiary was approved by the Board on September 16, 2021. Miller/Howard Investments, Inc. serves as the sub-adviser to UMI pursuant to a sub-advisory agreement approved by the Board on February 18, 2021.

Management Fees

Each Fund pays the Adviser a unitary management fee as compensation for its services and its assumption of Fund expenses. The Adviser is responsible for all expenses of the Funds except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel. The Adviser may voluntarily waive any portion of its management fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The fees paid to the Adviser are accrued daily and paid monthly. The following table lists the total management fee paid by each Fund.

Fund	Management Fee
SDCI	0.80%
UMI	0.85%
GLDX	0.45%

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At a meeting of the Board on August 7, 2019, the Board approved an agreement between the Adviser and the Trust pursuant to which the Adviser waives 0.20% of the management fees payable by SDCI. The agreement became effective on August 15, 2019 and has subsequently been renewed on an annual basis. The agreement was renewed on September 20, 2021 and will remain in effect through October 31, 2022, and may be renewed by the Adviser in its sole discretion thereafter. The agreement may be amended or terminated only by the agreement of the Board and the Adviser, and terminated automatically with respect to the Fund in the event of the termination of the Investment Advisory Agreement between the Adviser and such Fund. Amounts waived are not subject to recoupment by the Adviser.

SummerHaven Investment Management, LLC and Miller/Howard Investments, Inc. (each a “Sub-Adviser”, and collectively, the “Sub-Advisers”) receive a management fee equal to a percentage of the Fund’s average daily net assets for the services it provides to each Fund and/or Subsidiary. The Sub-Advisers’ fees are calculated daily and paid monthly by the Adviser out of its management fees. The following table lists the sub-advisory fees paid to the Sub-Advisers.

Fund	Sub-Advisor Fee
SDCI	0.06%
UMI	0.38%
GLDX	0.15%

The Adviser and the Sub-Advisers (subject to the Adviser’s oversight) supervise and manage the investment portfolio of each Fund and direct the purchase and sale of each Fund’s investments.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BNY Mellon performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain reports filed with the U.S. Securities and Exchange Commission (“SEC”) on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BNY Mellon maintains in separate accounts: cash, securities and other assets of the Funds; keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon the order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds.

Buying and Selling Fund Shares

The Funds are ETFs. This means that shares of the Funds may only be purchased and sold on a national securities exchange, such as NYSE Arca, through a broker-dealer. The price of the Fund’s shares is based on market price. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

38	Semi-Annual Report December 31, 2021

Each Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Baskets” and “Redemption Baskets,” respectively), which only certain institutions or large investors (typically, market makers or other broker-dealers) that have entered into an agreement with ALPS Distributors, Inc. (the “Distributor”) may purchase or redeem. Such institutions and large investors are referred to herein as “Authorized Participants” or “APs.” Currently, Creation Baskets and Redemption Baskets for SDCI and UMI generally consist of 50,000 shares. For GLDX, Creation Baskets and Redemption Baskets generally consist of 25,000 shares. Creation Basket and Redemption Basket share amounts may change from time to time. Authorized Participants are required to pay a transaction fee of $350 to compensate the Fund for brokerage and transaction expenses when purchasing Creation Baskets or redeeming Redemption Baskets.

Each of SDCI and GLDX generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a designated amount of cash. UMI generally issues and redeems Creation Baskets and Redemption Baskets in exchange for a portfolio of securities closely approximating the holdings of UMI and/or a designated amount of cash.

Distributor

The Distributor serves as the distributor of Creation Baskets and Redemption Baskets for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares.

The Distributor is the distributor of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Funds in Creation Basket aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority. Fees under the Distribution Agreement are paid by the Adviser. The Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Licensing Agreement

SHIM, an affiliate of SummerHaven, owns and maintains the SDCITR (the “Index”). The Adviser and SHIM have entered into a licensing agreement (the “Licensing Agreement”) for the Trust’s use of the Index, for which the Adviser pays SHIM licensing fees. The licensing fees are separate from the fees paid to for sub-advisory services provided to the Subsidiary.

Investors cannot be assured of the continuation of the Licensing Agreement between SHIM and the Adviser for use of the Index. Should the Licensing Agreement between SHIM and the Adviser be terminated, the Adviser and the Board will consider available alternatives, including finding a replacement benchmark or strategy or liquidating SDCI.

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Termination of the Licensing Agreement may have an adverse effect on the performance and NAV of SDCI’s shares.

NOTE 5 – INVESTMENT TRANSACTIONS – PURCHASES AND SALES

During the period ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and in-kind transactions) were as follows:

Fund	Purchases	Sales	In-Kind Creations	In-Kind Redemptions
SDCI	$—	$—	$—	$—
UMI	10,608,036	11,003,118	20,526,905	—
GLDX	—	—	—	—

NOTE 6 – DISTRIBUTIONS AND TAXES

It is the policy of the Funds to qualify as regulated investment companies by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of their earnings to shareholders. Therefore, no federal income tax provision is required.

Income distributions and return of capital distributions are determined in accordance with tax regulations, which may differ from GAAP.

NOTE 7 – BENEFICIAL OWNERSHIP

Certain owners of the Adviser are also owners and/or trustees of the Funds. These individuals may receive benefits from any management fees paid to the Adviser.

NOTE 8 – CAPITAL LOSS CARRY FORWARD

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of December 31, 2021, the Funds have not generated a net capital loss carryforward.

40	Semi-Annual Report December 31, 2021

NOTE 9 – TAX COST OF INVESTMENTS

As of December 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

Fund	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
SDCI	$5,514,964	$—	$—	$—
UMI	106,969,024	11,503,998	12,106,521	(602,523)
GLDX	—	—	—	—

NOTE 10 – TRUSTEES FEES

The Trust compensates each Trustee who is not an “interested person” of the Trust as defined in the 1940 Act. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustees who are “interested persons” of the Trust do not receive any Trustees’ fees.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Trust’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of the ASU and has determined that there will be no material impacts to the financial statements.

NOTE 13 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Board Evaluation and Approval of New Investment Advisory Agreements for USCF Gold Strategy Plus Income Fund (“GLDX”) .

At its quarterly meeting held on May 5, 2021 (the “May Meeting”), the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”), including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), unanimously approved (i) the addition of GLDX to the investment advisory agreement between USCF Advisers LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) and (ii) a new investment advisory agreement between the Adviser and the Trust on behalf of GLDX’s wholly- owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 4 (the “GLDX Subsidiary”) (“the GLDX Subsidiary Advisory Agreement” and, together with the Advisory Agreement, the “GLDX Advisory Agreements”). Each of the GLDX Advisory Agreements was approved for an initial two year term.

In approving the GLDX Advisory Agreements, the Board considered information provided by the Adviser before and during the meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the GLDX Agreements. The factors considered by the Board included, but were not limited to: (i) the personnel resources of the Adviser; (ii) the experience and expertise of the Adviser; (iii) the financial capabilities and resources of the Adviser; (iv) the compliance procedures and histories of the Adviser; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s other clients; (vi) the amount of the proposed advisory fees in comparison to similarly managed funds of the Adviser’s other clients; (vii)    the estimated total expenses of GLDX in comparison to similarly managed funds; (viii)    the estimated profitability level of the Adviser with respect to the GLDX Advisory Agreements; (ix) the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser, such as affiliated brokerage arrangements or the use of soft dollars; and (xi) any collateral benefits that may be realized by GLDX resulting from its relationships with the Adviser. The Board’s conclusions are based on the comprehensive consideration of all information presented to it and did not identify any single factor as all-important or controlling.

GLDX Advisory Agreements

In connection with their review of the GLDX Advisory Agreements, the Trustees considered the factors listed below.

42	Semi-Annual Report December 31, 2021

Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services to be provided by the Adviser to GLDX. The Board considered the presentations and written information given to the Board in connection with the May Meeting, including the GLDX Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the Adviser’s experience advising affiliated funds and other accounts; the experience and capability of the Adviser’s senior management and other key personnel; the Adviser’s experience in working with SummerHaven Investment Management LLC (“SummerHaven”) as a sub-adviser; the Adviser’s overall financial strength; and the quality of the Adviser’s compliance program. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be provided, and had been provided to other series of the Trust, by the Adviser. The Board concluded that the nature, extent and quality of the services to be provided by the Adviser under the GLDX Advisory Agreements would benefit GLDX and its shareholders.

Investment Performance

The Board noted that GLDX did not have an investment performance history for it to consider.

Fees and Expenses

The Board compared the proposed advisory fee to the advisory fee of other funds managed by the Adviser and other funds with investment strategies similar to that of GLDX. The Board considered the unitary fee structure and the expense ratios of comparable funds. The Board noted that the Adviser will bear the costs of various third-party services required by GLDX, including trustee fees, audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board concluded that GLDX’s proposed advisory fee, as well as the overall projected expense ratio, were acceptable considering the complex nature of GLDX and its investment strategy, the quality of the services GLDX expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale

The Board considered whether economies of scale exist with respect to the management of GLDX and determined that GLDX was not expected to benefit from economies of scale until it achieved sufficient asset size.

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Profitability

The Board considered the anticipated profits that may be realized by the Adviser under the GLDX Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of GLDX. The Board also considered GLDX’s operating expenses on the Adviser’s profits.

Collateral Benefits

The Board considered whether the Adviser and its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with GLDX. The Board noted that GLDX’s relationship with the Adviser could likely help GLDX enter into service agreements with terms more favorable than would have otherwise been available. The Board considered that the Adviser is not affiliated with any of GLDX’s other primary service providers, and therefore will not benefit from those contractual relationships.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and with the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fee is reasonable and, in light of the matters that the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the GLDX Advisory Agreements.

Board Evaluation and Approval of Continuation of the Investment Advisory Agreements for the USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”) and Approval of New Investment Sub-Advisory Agreements for GLDX.

At its quarterly meeting held on September 16, 2021 (the “September Meeting”), the Board of Trust, including the Independent Trustees, unanimously approved (i) continuation of the Advisory Agreement between the Adviser and the Trust on behalf of SDCI; (ii) continuation of the Investment Advisory Agreement between the Adviser and SDCI’s wholly-owned subsidiary incorporated in the Cayman Islands, USCF Cayman Commodity 2 (the “SDCI Subsidiary”) (the “SDCI Subsidiary Advisory Agreement” and together, with the Advisory Agreement, the “SDCI Advisory Agreements”); (iii) a new investment sub-advisory agreement between the Adviser and SummerHaven on behalf of GLDX (the “GLDX Sub-Advisory Agreement”) and (iv) a new investment sub- advisory agreement between the Adviser and SummerHaven on behalf of the GLDX Subsidiary (the “GLDX Subsidiary Sub-Advisory Agreement” and, together with the GLDX Sub-Advisory Agreement, the “GLDX Sub-Advisory Agreements”). Each of the SDCI Advisory Agreements was approved for the continuation of a one year term. Each of the GLDX Sub-Advisory Agreements was approved for an initial two year term.

44	Semi-Annual Report December 31, 2021

In approving the SDCI Advisory Agreements and the GLDX Sub-Advisory Agreements, the Board considered information provided by the Adviser and SummerHaven both before and during the meeting. The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the SDCI Advisory Agreements and the GLDX Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the personnel resources of the Adviser and SummerHaven; (ii) the experience and expertise of the Adviser and SummerHaven; (iii) the financial capabilities and resources of the Adviser and SummerHaven; (iv) the compliance procedures and histories of the Adviser and SummerHaven; (v) the performance of other accounts in comparison to similarly managed funds, and of the Adviser’s and SummerHaven’s other clients; (vi) the amount of the proposed advisory fees and sub-advisory fees in comparison to similarly managed funds of the Adviser’s and SummerHaven’s other clients; (vii) the estimated total expenses of SDCI and GLDX in comparison to similarly managed funds; (viii) the estimated profitability level of the Adviser and SummerHaven with respect to the SDCI Advisory Agreements and the GLDX Sub-Advisory Agreements, as applicable; (ix)   the extent of any economies of scale and whether the fee structures reflect such economies of scale; (x) the existence of any collateral benefits that may be realized by the Adviser and SummerHaven, such as affiliated brokerage arrangements or the use of soft dollars; (xi) any collateral benefits that may be realized by SDCI or GLDX resulting from its relationships with the Adviser and SummerHaven; and (xii) the effect of any anticipated fee waiver and expense reimbursement arrangement of SDCI and GLDX. The Board’s conclusions are based on the comprehensive consideration of all information presented to it and did not identify any single factor as all-important or controlling.

SDCI Advisory Agreements

Nature, Extent, and Quality of Services

The Board examined the nature, extent, and quality of the services provided and to be provided by the Adviser to SDCI and the SDCI Subsidiary under the SDCI Advisory Agreements. The Board considered the presentations and written information given to the Board in connection with the September Meeting, including the SDCI Advisory Agreements and information provided by the Adviser in response to the Board’s requests for information. The Board considered the Adviser’s business operations; the Adviser’s investment management process; the experience and capability of the Adviser’s senior management and other key personnel. The Board considered how the Adviser had retained SummerHaven as a sub-adviser to provide certain services to the SDCI Subsidiary. The Board also considered the Adviser’s overall financial strength and support from its ultimate parent. In addition to investment management services, the Board also considered the nature, extent, and quality of administrative, compliance, and legal services that would be, and had been, provided by the Adviser.

45

The Board concluded that the nature, extent, and quality of the services to be provided by the Adviser under the Investment Advisory Agreements would benefit SDCI, the SDCI Subsidiary and SDCI’s shareholders.

Investment Performance

The Board reviewed the investment performance of SDCI by considering its achievement of its stated objectives, SDCI’s performance compared to the performance of other funds with similar investment strategies but with different advisers, and the performance of SDCI compared to its benchmark index and other appropriate market indices and published fund averages. The Board concluded that SDCI was performing as expected.

Fees and Expenses

The Board compared the advisory fee to the advisory fees of other funds managed by the Adviser and other funds with similar investment strategies as SDCI. The Board noted that SDCI had a unitary fee that included the sub-advisory fee and most other expenses. The Board noted that the was no separate fee paid to the Adviser under the SDCI Subsidiary Advisory Agreements. The Board concluded that SDCI’s advisory fee, as well as the overall projected expense ratio, was acceptable considering the quality of the services SDCI expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale

The Board considered whether economies of scale exist with respect to the management of SDCI. It was the consensus of the Board that considering the current size of SDCI, economies of scale were not a relevant consideration at that time.

Profitability

The Board considered the anticipated profits realized, and that may be realized, by the Adviser under the SDCI Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the management of SDCI. The Board also considered the impact of SDCI’s operating expenses on the Adviser’s profits in light of the unitary fee structure. The Board concluded that at current asset levels, the advisory fees received by the Adviser for the management of SDCI did not provide the Adviser with any profit.

Collateral Benefits

The Board considered whether the Adviser or its affiliates may receive other benefits as a result of the Adviser’s proposed relationship with SDCI. The Board considered that the Adviser was not affiliated with any service providers to SDCI, and therefore, would not benefit from those contractual relationships. The Board also considered portfolio trading practices, noting that the Adviser was not affiliated with any broker-dealer that would execute portfolio transactions on behalf of SDCI and would not receive the benefit of research provided by any such broker-dealer. The Board concluded that the Adviser and its affiliates would not receive collateral benefits that would materially affect the reasonableness of the management fees under the SDCI Advisory Agreements.

46	Semi-Annual Report December 31, 2021

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the SDCI Advisory Agreements, and as assisted by the advice of counsel, the Board, including the Independent Trustees, concluded that the advisory fees under the SDCI Advisory Agreements were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the continuation of the SDCI Advisory Agreements.

GLDX Sub-Advisory Agreements

In connection with their review of the GLDX Sub-Advisory Agreements, the Trustees considered the factors listed below.

Nature, Extent and Quality of Services

The Board examined the nature, extent, and quality of the services to be provided by SummerHaven under the GLDX Sub-Advisory Agreements. The Board considered the written information provided to the Board prior to and during the September Meeting and at the May Meeting, including information provided by the Adviser and SummerHaven in response to the Board’s requests for information. The Board considered SummerHaven’s operations and the services to be provided to GLDX, including trading, administrative, compliance, and marking support services. The Board considered SummerHaven’s experience advising other accounts; its experience in investing in metals and other derivative instruments; the proposed strategy pursuant to which SummerHaven would manage GLDX’s investments; the experience and capability of SummerHaven’s senior management and other key personnel; SummerHaven’s overall financial strength; and the quality of SummerHaven’s compliance program. The Board concluded that the nature, extent, and quality of the services to be provided by SummerHaven under the GLDX Sub-Advisory Agreements would benefit GLDX and its shareholders.

Investment Performance

With respect to performance, the Board considered the performance of the other accounts managed by SummerHaven with similar investment strategies.

47

Fees and Expenses

The Board reviewed the fees to be paid SummerHaven for its services under the GLDX Sub-Advisory Agreements. The Board took into account that GLDX would not pay any fees to SummerHaven directly, and that the fees paid to SummerHaven would be paid from the management fee paid to the Adviser. The Board concluded that the sub- advisory fees were acceptable in light of the quality of the services that GLDX expects to receive from SummerHaven.

Economies of Scale

The Board considered whether SummerHaven would realize economies of scale with respect to the services to be provided to GLDX. It was the consensus of the Board that based on the projected size of GLDX, economies of scale was not a relevant consideration at this time.

Profitability

The Board considered the anticipated profits realized, and that may be realized, by SummerHaven under the GLDX Sub-Advisory Agreements, and whether the amount of profit is a fair entrepreneurial profit for the services to be provided under the GLDX Sub-Advisory Agreements. When evaluating SummerHaven’s estimated profitability, the Board noted that the GLDX Sub-Advisory Agreements were negotiated at arms- length by the Adviser and that SummerHaven had agreed to waive a portion of its fee (pursuant to an agreement presented to the Board at the May 5, 2021 Meeting) until GLDX gained substantial assets. The Board concluded that SummerHaven’s expected level of profitability from its relationship with the Trust was not excessive.

Collateral Benefits

The Board considered whether SummerHaven or its affiliates may receive other benefits as a result of its relationship with the Trust and determined that any reputational benefits that SummerHaven might experience were reasonable.

Conclusion

Having requested and received such information from the Adviser and SummerHaven as the Board believed to be reasonably necessary to evaluate the terms of the GLDX Sub-Advisory Agreements, the Board, including the Independent Trustees, concluded that the fees to be paid to SummerHaven were reasonable and, in light of the matters that the Trustees considered to be relevant in the exercise of their reasonable judgment, approved the GLDX Sub-Advisory Agreements.

48	Semi-Annual Report December 31, 2021

Investment Adviser

USCF Advisers, LLC

1850 Mt. Diablo Boulevard, Suite 640
Walnut Creek, California 94596

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon
240 Greenwich Street

New York, New York 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100

Denver, Colorado 80203

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Trustees

Nicholas D. Gerber
Stuart P. Crumbaugh
Andrew F Ngim
Jeremy Henderson
John D. Schwartz

H. Abram Wilson
Thomas Gard

49

Proxy Voting Information

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities of a Fund, if applicable, is available without charge by contacting the Fund at 1.800.920.0259, on the Fund’s website at www.uscfinvestments.com and on the SEC’s website at www.sec.gov. Information regarding how a Fund voted such proxies, if applicable, since inception to the year ended December 31, 2021 is also available without charge by calling the Fund or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Fund files its completed schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s holdings can also be found at the Fund’s website www.uscfinvestments.com.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.uscfinvestments.com.

ALPS Distributors, Inc .

An investment in a Fund must be accompanied or preceded by a current prospectus which contains more information on fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

50	Semi-Annual Report December 31, 2021

www.uscfinvestments.com
1-800-920-0259

The funds are distributed by ALPS Distributors, Inc.

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USCF ETF Trust

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date	3/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Love
John P. Love, President and Chief Executive Officer
(Principal Executive Officer)

Date	3/3/2022

By (Signature and Title)*	/s/ Stuart P. Crumbaugh
Stuart P. Crumbaugh, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	3/3/2022

* Print the name and title of each signing officer under his or her signature.